Commitments and Contingencies	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies.
Commitments and Contingencies

18. Commitments and Contingencies

Operating Leases

The Group leases its facilities under non-cancelable operating leases expiring at various dates.

Future minimum lease payments under non-cancelable operating lease agreements as of December 31, 2019 were as follows:

Years Ended December 31,	RMB
2020	36,892,048
2021	23,676,676
2022	7,428,066
2023 and after	538,722
Total	68,535,512

Rental expenses were RMB83,147,890, RMB94,635,510 and RMB82,161,925 during the years ended December 31, 2017, 2018 and 2019, respectively.

Contingencies

As of December 31, 2018 and 2019, there were no material contingencies, significant provisions of long-term obligations of the Group. The Group does not believe that any of these matters will have a material effect on its business, assets or operations.

Investment commitments

The Group was obligated to provide capital injection of RMB53,546,000 as of December 31, 2019.